Net Loss Per Share - Basic and Diluted Computations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributed to WeWork Inc.	$ (4,439,027)	$ (3,129,358)	$ (3,264,738)
Less: Fair value of contingently issuable shares related to warrants issued to principal shareholder as an inducement	(405,816)	0	0
Net loss attributable to Class A and Class B Common Stockholders, basic	(4,844,843)	(3,129,358)	(3,264,738)
Net loss attributable to Class A and Class B Common Stockholders, diluted	$ (4,844,843)	$ (3,129,358)	$ (3,264,738)
Denominator:
Weighted-average shares - Basic (in shares)	263,584,930	140,680,131	139,160,229
Weighted-average shares - Diluted (in shares)	263,584,930	140,680,131	139,160,229
Net loss per share attributable to Class A and Class B Common Stockholders:
Basic (in usd per share)	$ (18.38)	$ (22.24)	$ (23.46)
Diluted (in usd per share)	$ (18.38)	$ (22.24)	$ (23.46)